Right-of-Use Assets — Operating Leases (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Right-of-Use Assets — Operating Leases [Abstract]
Amortization expenses of right-of-use assets	$ 1,291,797	$ 960,801	$ 986,420	$ 667,660